FAIR VALUE MEASUREMENTS	11 Months Ended
Dec. 31, 2021
CIK 0001844840 Artisan Acquisition Corp
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account	$339,380,717	$339,380,717	$—	$—
Liabilities
Derivative liability - forward purchase agreement	$484,643	$—	$—	$484,643
Warrant liability – Public Warrants	$8,031,103	$8,031,103	$—	$—
Warrant liability – Private Placement Warrants	4,217,687	—	4,217,687	—
Total warrant liabilities	$12,248,790	$8,031,103	$4,217,687	$—

The Company utilized a Black-Scholes Option Pricing Method - Barrier Option for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of December 31, 2021 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker ARTAW. The quoted price of the Public Warrants was $0.71 per warrant as of December 31, 2021.

The Company utilizes a Modified Black-Scholes Option Pricing Method to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The expected volatility as of the date of the Initial Public Offering and as of June 30, 2021 was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. As of December 31, 2021 the Private Placement Warrants are classified as Level 2 due to the use of an observable market quote for a similar asset in an active market.

The estimated fair value of the derivative liability for the forward purchase agreement is determined based on the value of the ordinary shares and warrants as compared to the purchase price adjusted for the probability of a Business Combination. As of December 31, 2021, the derivative liability for the forward purchase agreement is classified as Level 3 due to the use of unobservable inputs.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting periods. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement as of December 31, 2021 after the Public Warrants were separately listed and traded. The estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 fair value measurement as of December 31, 2021 due to the use of an observable market quote for a similar asset in an active market.

The following table provides the significant inputs to the Black-Scholes Option Pricing Method - Barrier Option for the fair value of the Public Warrants:

As of May 18,
2021 (Initial
Measurement)
Public Unit price	$10.00
Years to maturity	5.00
Redemption trigger price	$18.00
Exercise price	$11.50
Risk-free rate	0.84%
Dividend yield	0.00%
Volatility	15.00%
Fair value of warrants	$0.82

The following table provides the significant inputs to the Modified Black-Scholes Option Pricing Method for the fair value of the Private Placement Warrants:

As of May 18,
2021 (Initial
Measurement)
Share price	$9.78
Exercise price	$11.50
Years to expiration	5.00
Volatility	15.00%
Risk-free rate	0.84%
Dividend yield	0.00%
Fair value of warrants	$0.85

The following table provides the significant inputs to the valuation for the forward purchase agreement asset as of May 18, 2021 (initial measurement):

As of May 18,
2021 (Initial
Measurement)
Fair value of unit	$9.93
Present value of forward purchase agreement unit price	$10.00
Time to Business Combination (years)	0.68
Risk-free rate	0.05%
Fair value of forward purchase agreement liability (asset)	$(389,642)

The following table provides the significant inputs to the valuation for the forward purchase agreement liability as of the December 31, 2021:

At December 31,
2021
Fair value of unit	$10.09
Unit forward price	$10.00
Time to Business Combination (years)	0.25
Risk-free rate	0.09%
Discount factor	99.98%
Probability of Business Combination	90.00%
Fair value of forward purchase agreement liability (asset)	$484,643

The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Fair value as of February 2, 2021 (inception)	$—
Initial measurement as of May 18, 2021	12,343,691
Initial measurement of over-allotment warrants	1,521,237
Transfer of Public Warrants to Level 1 measurement	(12,895,010)
Transfer of Private Placement Warrants to Level 2 measurement	(6,795,162)
Change in fair value	6,309,887
Fair value as of December 31, 2021	$484,643

The Company recognized losses in connection with changes in the fair value of warrant liabilities of $2,005,780 for the period from February 2, 2021 (inception) through December 31, 2021. The Company recognized losses in connection with changes in the fair value of the derivative liability for the forward purchase agreement of $874,285 within change in fair value of derivative liability - forward purchase agreement in the statement of operations for the period from February 2, 2021 (inception) through December 31, 2021.